S000003462 [Member] Expense Example - Sit Balanced Fund - Sit Balanced Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	$ 1,112